UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-21035

CitizensSelect Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	4/30
Date of reporting period:	10/31/14

FORM N-CSR

Item 1.       Reports to Stockholders.

CitizensSelect Funds

CITIZENS SELECT P RIME
MONEY MARKET FUND

SEMIANNUAL REPOR T

October 31, 2014

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
10	Statement of Assets and Liabilities
11	Statement of Operations
12	Statement of Changes in Net Assets
13	Financial Highlights
17	Notes to Financial Statements
FOR MORE INFORMATION
Back Cover

CitizensSelect
Prime Money Market Fund

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for CitizensSelect Prime Money Market Fund, covering the six-month period from May 1, 2014, through October 31, 2014. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

The U.S. economy generally gained ground over the reporting period in the wake of a weather-related economic soft patch during the first quarter of 2014. Stronger economic growth sparked bouts of volatility among longer term bonds, but short-term rates and yields of money market instruments remained steady, anchored near historical lows by an unchanged federal funds rate. In addition, a degree of uncertainty was removed from the money markets over the summer, when the Securities Exchange Commission issued new rules governing some funds, but the immediate impact on the market was muted when regulators delayed implementation for two years.

In our view, stronger labor markets, greater manufacturing activity, rebounding housing starts, and rising household wealth portend well for the U.S. economy. While some longer term financial assets are likely to benefit from a more robust recovery, the possibility of higher inflation and rising long-term interest rates suggests that selectivity could become a more important determinant of investment success. As always, we urge you to talk regularly with your financial advisor to assess the potential impact of these and other developments on your investments.

Thank you for your continued confidence and support.

J. Charles Cardona
President
The Dreyfus Corporation
November 17, 2014

2

DISCUSSION OF FUND PERFORMANCE

For the period of May 1, 2014, through October 31, 2014, as provided by James O’Connor, Portfolio Manager

Dear Shareholder:

This semiannual report for CitizensSelect Prime Money Market Fund covers the six-month period ended October 31, 2014. During the reporting period, the fund’s Class A shares produced an annualized yield of 0.00%, Class B shares yielded 0.00%, Class C yielded 0.00%, and Class D shares yielded 0.00%. Taking into account the effects of compounding, the fund’s Class A, Class B, Class C, and Class D shares produced annualized effective yields of 0.00%, 0.00%, 0.00%, and 0.00%, respectively.1,2

Stocks and long-term bonds generally rallied in the midst of an accelerating economic recovery and low inflation over the reporting period. Nonetheless, money market yields remained steady near historical lows, anchored by an unchanged overnight federal funds rate between 0% and 0.25%.

U.S. Economy Rebounded after Soft Patch

In the months before the reporting period began, investors worried that economic and geopolitical instability in the emerging markets might derail the U.S. economic recovery. In addition, U.S. GDP contracted at a surprising 2.1% annualized rate over the first quarter of 2014 due to reduced export activity, slowing inventory accumulation by businesses, and the dampening effects of harsh winter weather on corporate spending and housing market activity.

U.S. economic activity appeared to get back on track by the start of the reporting period. Nonfarm payroll employment rose by 229,000 in May, 2014, and the unemployment rate was unchanged at 6.3%. Meanwhile, manufacturing activity accelerated for the fourth consecutive month, and personal incomes posted a healthy gain.The U.S. economy continued to show signs of renewed strength in June, when 267,000 jobs were created and the unemployment rate dipped to 6.1%. Data released

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

during the month indicated that manufacturing activity, personal incomes, and home sales continued to grow. Perhaps most notably, inflation began to accelerate as the Consumer Price Index climbed 2.1% compared to the same period one year earlier. It later was estimated that the U.S. economy rebounded at a robust 4.6% annualized rate during the second quarter.

July provided further evidence of economic recovery. The unemployment rate ticked slightly higher to 6.2%, but 243,000 new jobs were created during the month. Moreover, new claims for unemployment insurance fell to their lowest level since 2006. The Federal Reserve Board (the “Fed”) implemented additional reductions in its bond purchases at its meetings in June and July, putting the quantitative easing program on track for elimination in the fall.August saw further economic improvement when retail sales and new home sales moved sharply higher. In contrast, new job creation fell to 180,000 in August even as the unemployment rate inched lower to 6.1%. Moreover, inflation moderated during the month due to declining fuel prices.

In September, the economic recovery created 248,000 new jobs, and the unemployment rate fell to 5.9%, its lowest level since June 2008. The manufacturing and service sectors expanded for their 16th and 56th consecutive months, respectively, but at a slower pace than in August. Meanwhile, falling energy prices helped offset rising housing and food prices, contributing to a mild inflation rate of just 0.1% during the month. The Fed once again reduced its quantitative easing program at the September meeting of its Federal Open Market Committee. The U.S. Department of Commerce later estimated that U.S. GDP grew at an annualized 3.5% rate during the third quarter of 2014.

Early October saw heightened volatility in long-term financial markets due to disappointing GDP growth and deflation fears in Europe, which some believe threatened the U.S. economy. However, markets bounced back over the second half of the month when U.S. economic data stayed positive, including an unemployment rate of 5.8% and the creation of 214,000 jobs. Moreover, personal incomes rose, and fuel prices fell, giving consumers greater confidence and purchasing power.

4

Fed Remains Committed to Low Short-Term Rates

Despite falling long-term interest rates over the reporting period, money market yields remained steady near zero percent. In addition, yield differences along the market’s maturity spectrum stayed relatively narrow.

Although the Fed ended its quantitative easing program on October 31, monetary policymakers reiterated that their target for short-term interest rates is likely to remain unchanged for “a considerable time.” In July, regulators issued changes to the rules governing prime money market funds, but the new regulations will not become effective until 2016.Therefore, the industry’s operations and asset flows have so far been relatively unaffected.

In this environment, and as we have for some time, we have maintained the fund’s weighted average maturity in a market-neutral position, and we have remained focused on well-established issuers with good quality and liquidity characteristics. In our view, these remain prudent strategies until we see more solid evidence that short-term interest rates are poised to rise.

November 17, 2014

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Short-term corporate, asset-backed securities holdings and municipal securities holdings (as applicable), while rated in the highest rating category by one or more NRSROs (or unrated, if deemed of comparable quality by Dreyfus), involve credit and liquidity risks and risk of principal loss.

1 Annualized effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate.
2 Yields provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect that may be extended, terminated, or modified at any time. Had these expenses not been absorbed, the fund’s yields would have been lower, and in some cases, 7-day yields during the reporting period would have been negative absent the expense absorption.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in CitizensSelect Prime Money Market Fund from May 1, 2014 to October 31, 2014. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended October 31, 2014

	Class A	Class B	Class C	Class D
Expenses paid per $1,000†	$.71	$.66	$.71	$.66
Ending value (after expenses)	$1,000.00	$1,000.00	$1,000.00	$1,000.00

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended October 31, 2014

	Class A	Class B	Class C	Class D
Expenses paid per $1,000†	$.71	$.66	$.71	$.66
Ending value (after expenses)	$1,024.50	$1,024.55	$1,024.50	$1,024.55

† Expenses are equal to the fund’s annualized expense ratio of .14% for Class A, .13% for Class B, .14% for
Class C and .13% for Class D, multiplied by the average account value over the period, multiplied by 184/365
(to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS
October 31, 2014 (Unaudited)

	Principal
Negotiable Bank Certificates of Deposit—19.5%	Amount ($)		Value ($)
Bank of Montreal (Yankee)
0.22%, 4/8/15	5,000,000		5,000,000
Citibank N.A.
0.20%, 11/19/14	5,000,000		5,000,000
Mizuho Bank Ltd/NY (Yankee)
0.20%, 11/4/14	8,000,000		8,000,000
Skandinaviska Enskilda Banken/NY (Yankee)
0.25%, 1/16/15	6,000,000		6,000,000
State Street Bank and Trust Co.
0.20%, 12/15/14	8,000,000		8,000,000
Toronto Dominion Bank/NY (Yankee)
0.31%, 10/26/15	5,000,000		5,000,000
Wells Fargo Bank, NA
0.26%, 11/3/14	5,000,000	[a]	5,000,000
Total Negotiable Bank Certificates of Deposit
(cost $42,000,000)			42,000,000

Commercial Paper—8.2%
DBS Bank Ltd./Singapore
0.23%, 1/26/15	5,650,000	[b]	5,646,896
Toyota Motor Credit Corp.
0.22%, 2/18/15	7,000,000		6,995,337
Westpac Banking Corp.
0.23%, 1/12/15	5,000,000	[a,b]	5,000,000
Total Commercial Paper
(cost $17,642,233)			17,642,233

Asset-Backed Commercial Paper—6.0%
Collateralized Commercial Paper Program Co., LLC
0.30%, 3/17/15	6,000,000		5,993,200
Regency Markets No. 1 LLC
0.14%, 11/19/14	7,000,000	[b]	6,999,510
Total Asset-Backed Commercial Paper
(cost $12,992,710)			12,992,710

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Principal
Time Deposits—16.2%	Amount ($)	Value ($)
Credit Agricole (Grand Cayman)
0.07%, 11/3/14	7,000,000	7,000,000
DnB Bank (Grand Cayman)
0.05%, 11/3/14	7,000,000	7,000,000
DZ Bank AG (Grand Cayman)
0.04%, 11/3/14	7,000,000	7,000,000
Lloyds Bank (London)
0.05%, 11/3/14	7,000,000	7,000,000
Standard Chartered Bank
0.05%, 11/3/14	7,000,000	7,000,000
Total Time Deposits
(cost $35,000,000)		35,000,000

U.S. Government Agency—16.2%
Federal Farm Credit Bank
0.02%, 11/4/14—11/6/14
(cost $34,999,914)	35,000,000	34,999,914

Repurchase Agreements—33.4%
ABN AMRO Bank N.V.
0.07%, dated 10/31/14, due 11/3/14 in the
amount of $15,000,088 (fully collateralized by
$1,120,397 U.S. Treasury Bonds, 2.75%-8.50%,
due 2/15/20-8/15/43, value $1,517,815
and $13,285,135 U.S. Treasury Notes,
0.38%-3.63%, due 6/30/15-8/15/21,
value $13,782,185)	15,000,000	15,000,000
Bank of Nova Scotia
0.09%, dated 10/31/14, due 11/3/14 in the
amount of $15,000,113 (fully collateralized by
$4,501,107 U.S. Treasury Bonds, 2.75%-8.13%,
due 2/15/21-8/15/43, value $4,933,065,
$4,410,123 U.S. Treasury Inflation
Protected Securities, 0.13%-2.63%,
due 4/15/16-1/15/26, value $5,287,981
and $4,995,131 U.S. Treasury Notes,
0.25%-4.63%, due 4/15/15-10/31/21,
value $5,078,956)	15,000,000	15,000,000

8

	Principal
Repurchase Agreements (continued)	Amount ($)	Value ($)
Barclays Capital, Inc.
0.08%, dated 10/31/14, due 11/3/14 in the amount
of $42,000,280 (fully collateralized by $14,679,067
Federal National Mortgage Association, 4%, due
1/1/44, value $15,300,000 and $19,782,614 U.S.
Treasury Inflation Protected Securities, 2%-2.50%,
due 1/15/26-1/15/29, value $27,540,002)	42,000,000	42,000,000
Total Repurchase Agreements
(cost $72,000,000)		72,000,000

Total Investments (cost $214,634,857)	99.5%	214,634,857

Cash and Receivables (Net)	.5%	964,525

Net Assets	100.0%	215,599,382

a Variable rate security—interest rate subject to periodic change.
b Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At October 31, 2014, these securities amounted to $17,646,406 or 8.2% of net assets.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Banking	40.7	Finance	3.2
Repurchase Agreements	33.4	Asset-Backed/Banking	2.8
U.S. Government Agency	16.2
Asset-Backed/Multi-Seller Programs	3.2		99.5

† Based on net assets.
See notes to financial statements.

The Fund 9

STATEMENT OF ASSETS AND LIABILITIES
October 31, 2014 (Unaudited)

			Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including
Repurchase Agreements of $72,000,000)—Note 1(b)			214,634,857	214,634,857
Cash				968,656
Interest receivable				20,210
Receivable for shares of Beneficial Interest subscribed				240
Due from The Dreyfus Corporation and affiliates—Note 2(d)				18,017
				215,641,980
Liabilities ($):
Due to Citizens—Note 2(d)				42,598
Net Assets ($)				215,599,382
Composition of Net Assets ($):
Paid-in capital				215,597,933
Accumulated net realized gain (loss) on investments				1,449
Net Assets ($)				215,599,382

Net Asset Value Per Share
	Class A	Class B	Class C	Class D
Net Assets ($)	90,462,200	72,713,453	16,246,968	36,176,761
Shares Outstanding	90,461,901	72,712,779	16,246,809	36,176,444
Net Asset Value Per Share ($)	1.00	1.00	1.00	1.00

See notes to financial statements.

10

STATEMENT OF OPERATIONS
Six Months Ended October 31, 2014 (Unaudited)

Investment Income ($):
Interest Income	134,572
Expenses:
Management fee—Note 2(a)	99,317
Administration fee—Note 2(c)	175,179
Distribution fees—Note 2(b)	151,863
Omnibus account services fee—Note 2(d)	99,317
Legal fees—Note 2(a)	4,122
Trustees’ fees—Note 2(a,e)	648
Total Expenses	530,446
Less—reduction in expenses due to undertaking—Note 2(a)	(391,167)
Less—Trustees’ fees reimbursed by the Manager—Note 2(a,e)	(648)
Less—Legal fees reimbursed by the Manager—Note 2(a)	(4,122)
Net Expenses	134,509
Investment Income—Net, representing net increase
in net assets resulting from operations	63
See notes to financial statements.

The Fund 11

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	October 31, 2014	Year Ended
	(Unaudited)	April 30, 2014
Operations ($):
Investment income—net	63	96
Net realized gain (loss) on investments	—	2,499
Net Increase (Decrease) in Net Assets
Resulting from Operations	63	2,595
Dividends to Shareholders from ($):
Investment income—net:
Class A	(21)	(43)
Class B	(25)	(32)
Class C	(10)	(9)
Class D	(7)	(12)
Total Dividends	(63)	(96)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold:
Class A	141,435,740	432,356,155
Class B	556,642,813	1,001,160,611
Class C	41,494,518	88,934,102
Class D	234,580,072	425,887,559
Dividends reinvested:
Class A	21	14
Class B	25	4
Class C	10	3
Class D	7	12
Cost of shares redeemed:
Class A	(94,865,784)	(450,965,510)
Class B	(560,746,094)	(1,000,365,248)
Class C	(48,737,784)	(93,965,286)
Class D	(219,067,320)	(425,038,555)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	50,736,224	(21,996,139)
Total Increase (Decrease) in Net Assets	50,736,224	(21,993,640)
Net Assets ($):
Beginning of Period	164,863,158	186,856,798
End of Period	215,599,382	164,863,158

See notes to financial statements.

12

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
October 31, 2014					Year Ended April 30,
Class A Shares	(Unaudited)		2014		2013		2012		2011	2010
Per Share Data ($):
Net asset value,
beginning of period	1.00		1.00		1.00		1.00		1.00	1.00
Investment Operations:
Investment income—net	.000	[a]	.000	[a]	.000	[a]	.000	[a]	.001	.002
Distributions:
Dividends from
investment income—net	(.000)[a]		(.000)[a]		(.000)[a]		(.000)[a]		(.001)	(.002)
Net asset value, end of period	1.00		1.00		1.00		1.00		1.00	1.00
Total Return (%)	.00	[b,c]	.00	[c]	.02		.02		.10	.15
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.20	[b]	.22		.22		.21		.20	.23
Ratio of net expenses
to average net assets	.14	[b]	.14		.19		.15		.20	.23
Ratio of net investment income
to average net assets	.00	[b,c]	.00	[c]	.01		.01		.09	.16
Net Assets, end of period
($ x 1,000)	90,462		43,892		62,501		63,516		157,307	217,502

a	Amount represents less than $.001 per share.
b	Annualized.
c	Amount represents less than .01%.

See notes to financial statements.

The Fund 13

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
October 31, 2014					Year Ended April 30,
Class B Shares	(Unaudited)		2014		2013		2012		2011		2010
Per Share Data ($):
Net asset value,
beginning of period	1.00		1.00		1.00		1.00		1.00		1.00
Investment Operations:
Investment income—net[a]	.000		.000		.000		.000		.000		.000
Distributions:
Dividends from
investment income—net[a]	(.000)		(.000)		(.000)		(.000)		(.000)		(.000)
Net asset value, end of period	1.00		1.00		1.00		1.00		1.00		1.00
Total Return (%)	.00	[b,c]	.00	[c]	.00	[c]	.01		.00	[c]	.03
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.45	[b]	.47		.47		.46		.45		.48
Ratio of net expenses
to average net assets	.13	[b]	.13		.20		.15		.30		.36
Ratio of net investment income
to average net assets	.00	[b,c]	.00	[c]	.00	[c]	.00	[c]	.00	[c]	.04
Net Assets, end of period
($ x 1,000)	72,713		76,817		76,020		93,038		112,993		199,808

a	Amount represents less than $.001 per share.
b	Annualized.
c	Amount represents less than .01%.

See notes to financial statements.

14

Six Months Ended
October 31, 2014					Year Ended April 30,
Class C Shares	(Unaudited)		2014		2013		2012	2011		2010
Per Share Data ($):
Net asset value,
beginning of period	1.00		1.00		1.00		1.00	1.00		1.00
Investment Operations:
Investment income—net[a]	.000		.000		.000		.000	.000		.000
Distributions:
Dividends from
investment income—net[a]	(.000)		(.000)		(.000)		(.000)	(.000)		(.000)
Net asset value, end of period	1.00		1.00		1.00		1.00	1.00		1.00
Total Return (%)	.00	[b,c]	.00	[c]	.00	[c]	.01	.00	[c]	.00	[c]
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.70	[b]	.72		.72		.71	.70		.73
Ratio of net expenses
to average net assets	.14	[b]	.13		.21		.16	.30		.38
Ratio of net investment income
to average net assets[c]	.00	[b]	.00		.00		.00	.00		.00
Net Assets, end of period
($ x 1,000)	16,247		23,490		28,521		42,085	51,688		54,842

a	Amount represents less than $.001 per share.
b	Annualized.
c	Amount represents less than .01%.

See notes to financial statements.

The Fund 15

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
October 31, 2014					Year Ended April 30,
Class D Shares	(Unaudited)		2014		2013		2012	2011		2010
Per Share Data ($):
Net asset value,
beginning of period	1.00		1.00		1.00		1.00	1.00		1.00
Investment Operations:
Investment income—net[a]	.000		.000		.000		.000	.000		.000
Distributions:
Dividends from
investment income—net[a]	(.000)		(.000)		(.000)		(.000)	(.000)		(.000)
Net asset value, end of period	1.00		1.00		1.00		1.00	1.00		1.00
Total Return (%)	.00	[b,c]	.00	[c]	.00	[c]	.01	.00	[c]	.00	[c]
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.10	[b]	1.12		1.12		1.11	1.10		1.13
Ratio of net expenses
to average net assets	.13	[b]	.13		.21		.16	.30		.38
Ratio of net investment income
to average net assets[c]	.00	[b]	.00		.00		.00	.00		.00
Net Assets, end of period
($ x 1,000)	36,177		20,664		19,815		29,464	42,403		101,207

a	Amount represents less than $.001 per share.
b	Annualized.
c	Amount represents less than .01%.

See notes to financial statements.

16

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

CitizensSelect Prime Money Market Fund (the “fund”) is a separate, diversified series of CitizensSelect Funds (the “Company”). The Company is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company currently offering two series, including the fund. The fund’s investment objective is to seek as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary ofThe Bank of NewYork Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. The Company has entered into an Administrative Services Plan and Omnibus Account Services Agreement with Citizens Financial Group, Inc. (“Citizens”).

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold without a sales charge. Shares of the fund may not be purchased directly by individuals, although Citizens may purchase fund shares for accounts maintained by individuals. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class B, Class C and Class D. Class C and Class D shares are subject to a Distribution Plan adopted pursuant to Rule 12b-1 under the Act. Class B, Class C and Class D shares are subject to an Administrative Services Plan, and each class is subject to an Omnibus Account Services Agreement fee. The fund is sold exclusively to affiliates of Citizens and certain other institutions, acting for themselves, or in a fiduciary, advisory, agency, brokerage, custodial or similar capacity. Other differences between the classes include the services offered to and the expenses borne by each class, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Fund 17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the Company’s Board of Trustees (the “Board”).

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly trans-

18

action between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The following is a summary of the inputs used as of October 31, 2014 in valuing the fund’s investments:

Short-Term
Valuation Inputs	Investments ($)†
Level 1—Unadjusted Quoted Prices	—
Level 2—Other Significant Observable Inputs	214,634,857
Level 3—Significant Unobservable Inputs	—
Total	214,634,857
† See Statement of Investments for additional detailed categorizations.

At October 31, 2014, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Pursuant to the terms of the repurchase agreement, such securities must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller.The fund may also jointly enter into one or more repurchase agreements with other Dreyfus-managed funds in accordance with an exemptive order granted by the SEC pursuant to section 17(d) and Rule 17d-1 under the Act. Any joint repurchase agreements must be collateralized fully by U.S. Government securities.

20

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable pro visions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended October 31, 2014, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended October 31, 2014, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended April 30, 2014 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended April 30, 2014 was all ordinary income. The tax character of current year distributions will be determined at the end of the current fiscal year.

At October 31, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .10% of the value of the

The Fund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

fund’s average daily net assets and is payable monthly.The Manager has agreed to pay all of the fund’s expenses except the management fee, taxes, brokerage fees, Rule 12b-1 Distribution Plan fees,Administrative Services Plan fees, Omnibus Account Services Agreement fees,Trustees’ fees, fees and expenses of independent counsel of the fund and extraordinary expenses. In addition, the Manager has agreed to reduce its management fee in an amount equal to the Trustees’ fees and expenses of independent counsel of the fund. During the period ended October 31, 2014, fees reimbursed by the Manager amounted to $4,770.

The Manager has undertaken to waive receipt of the management fee and/or reimburse operating expenses in order to facilitate a daily yield at or above a certain level which may change from time to time.This undertaking is voluntary and not contractual, and may be terminated at any time. The reduction in expenses, pursuant to the undertaking, amounted to $391,167 during the period ended October 31, 2014.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C and Class D shares pay the Distributor for distributing, advertising and marketing their shares at an annual rate of .25% of the value of the average daily net assets of Class C shares and .65% of the value of the average daily net assets of Class D shares.The Distributor may pay all or a part of the fees paid pursuant to the Distribution Plan to Citizens or other approved institutions that have purchased Class C or Class D shares for the benefit of others.The fees payable under the Distribution Plan are payable without regard to actual expenses incurred. During the period ended October 31, 2014, Class C and Class D shares were charged $31,101 and $120,762, respectively, pursuant to the Distribution Plan.

(c) Under the Administrative Services Plan, Class B, Class C and Class D shares pay Citizens at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The ser-

22

vices provided may include personal services relating to shareholder accounts, such as providing reports and other fund communications to shareholders, withholding taxes, disbursing dividends and capital gain distributions, and providing statements for such distributions, administering proxies and such related services as the fund may reasonably request. During the period ended October 31, 2014, Class B, Class C and Class D shares were charged $97,631, $31,101 and $46,447, respectively, pursuant to the Administrative Services Plan.

(d) Under the Omnibus Account Services Agreement, the fund pays Citizens at an annual rate of .10% of the value of its average daily net assets for the provision of certain services. The services may include aggregating and processing purchase and redemption requests, transmitting funds for the purchase of shares to the fund, transmitting redemption proceeds to redeeming beneficial owners of the shares, maintaining records of fund shares transactions, preparing shareholder statements and such other related services as the fund may reasonably request. During the period ended October 31, 2014, Class A, Class B, Class C and Class D shares were charged $29,246, $39,052, $12,440 and $18,579, respectively, pursuant to the Omnibus Account Services Agreement.

The components of “Due from The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $19,207 and Distribution Plan fees $20,828, which are offset against an expense reimbursement currently in effect in the amount of $58,052.

The components of “Due to Citizens” in the Statement of Assets and Liabilities consist of: Administrative Services Plan fees $26,256 and Omnibus Account Services Agreement fees $16,342.

(e) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 4—Regulatory Developments:

On July 23, 2014, the SEC adopted amendments to the rules that govern money market mutual funds. In part, the amendments will require structural changes to most types of money market funds to one extent or another; however, the SEC provided for an extended two-year transition period to comply with such structural requirements. At this time, management is evaluating the reforms adopted and the manner for implementing these reforms over time and its impact on the financial statements.

24

The fund will disclose daily, on www.dreyfus.com, the fund’s complete schedule of holdings as of the end of the previous business day. The schedule of holdings will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the date of the posted holdings.

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarter of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

CitizensSelect Funds

CITIZENS SELECT TREASURY
MONEY MARKET FUND

SEMIANNUAL REPOR T

October 31, 2014

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
8	Statement of Assets and Liabilities
9	Statement of Operations
10	Statement of Changes in Net Assets
11	Financial Highlights
15	Notes to Financial Statements
FOR MORE INFORMATION
Back Cover

CitizensSelect
Treasury Money Market Fund

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for CitizensSelect Treasury Money Market Fund, covering the six-month period from May 1, 2014, through October 31, 2014. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

The U.S. economy generally gained ground over the reporting period in the wake of a weather-related economic soft patch during the first quarter of 2014. Stronger economic growth sparked bouts of volatility among longer term bonds, but short-term rates and yields of money market instruments remained steady, anchored near historical lows by an unchanged federal funds rate. In addition, a degree of uncertainty was removed from the money markets over the summer, when the Securities Exchange Commission issued new rules governing some funds, but the immediate impact on the market was muted when regulators delayed implementation for two years.

In our view, stronger labor markets, greater manufacturing activity, rebounding housing starts, and rising household wealth portend well for the U.S. economy. While some longer term financial assets are likely to benefit from a more robust recovery, the possibility of higher inflation and rising long-term interest rates suggests that selectivity could become a more important determinant of investment success.As always, we urge you to talk regularly with your financial advisor to assess the potential impact of these and other developments on your investments.

Thank you for your continued confidence and support.

J. Charles Cardona
President
The Dreyfus Corporation
November 17, 2014

2

DISCUSSION OF FUND PERFORMANCE

For the period of May 1, 2014, through October 31, 2014, as provided by James O’Connor, Portfolio Manager

Dear Shareholder:

This semiannual report for CitizensSelect Treasury Money Market Fund covers the six-month period ended October 31, 2014. During the reporting period, the fund’s Class A shares produced an annualized yield of 0.00%, Class B shares yielded 0.00%, Class C yielded 0.00%, and Class D shares yielded 0.00%. Taking into account the effects of compounding, the fund’s Class A, Class B, Class C, and Class D shares produced annualized effective yields of 0.00%, 0.00%, 0.00%, and 0.00%, respectively.1,2

Stocks and long-term bonds generally rallied in the midst of an accelerating economic recovery and low inflation over the reporting period. Nonetheless, money market yields remained steady near historical lows, anchored by an unchanged overnight federal funds rate between 0% and 0.25%.

U.S. Economy Rebounded after Soft Patch

In the months before the reporting period began, investors worried that economic and geopolitical instability in the emerging markets might derail the U.S. economic recovery. In addition, U.S. GDP contracted at a surprising 2.1% annualized rate over the first quarter of 2014 due to reduced export activity, slowing inventory accumulation by businesses, and the dampening effects of harsh winter weather on corporate spending and housing market activity.

U.S. economic activity appeared to get back on track by the start of the reporting period. Nonfarm payroll employment rose by 229,000 in May, 2014, and the unemployment rate was unchanged at 6.3%. Manufacturing activity accelerated for the fourth consecutive month, and personal incomes posted a healthy gain.The U.S. economy continued to show signs of renewed strength in June, when 267,000 jobs were created and the unemployment rate dipped to 6.1%. In addition, data released during the month indicated that manufacturing activity, personal incomes, and home sales continued to grow. Perhaps most notably, inflation began to accelerate as

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

the Consumer Price Index climbed 2.1% compared to one year earlier. It later was estimated that the U.S. economy rebounded at a robust 4.6% annualized rate during the second quarter.

July provided further evidence of economic recovery. The unemployment rate ticked slightly higher to 6.2%, but 243,000 new jobs were created during the month. Moreover, new claims for unemployment insurance fell to their lowest level since 2006. The Federal Reserve Board (the “Fed”) implemented additional reductions in its bond purchases at its meetings in June and July, putting the quantitative easing program on track for elimination in the fall.August saw further economic improvement when retail sales and new home sales moved sharply higher. In contrast, new job creation fell to 180,000 in August even as the unemployment rate inched lower to 6.1%. Moreover, inflation moderated during the month due to declining fuel prices.

In September, the economic recovery created 248,000 new jobs, and the unemployment rate fell to 5.9%, its lowest level since June 2008.The manufacturing and service sectors expanded for their 16th and 56th consecutive months, respectively, but at a slower pace than in August. Meanwhile, falling energy prices helped offset rising housing and food prices, contributing to a mild inflation rate of just 0.1% during the month. The Fed once again reduced its quantitative easing program at the September meeting of its Federal Open Market Committee.The U.S. Department of Commerce later estimated that U.S. GDP grew at an annualized 3.5% rate during the third quarter of 2014.

Early October saw heightened volatility in long-term financial markets due to disappointing GDP growth and deflation fears in Europe, which some believe threatened the U.S. economy. Markets bounced back over the second half of the month when U.S. economic data stayed positive, including an unemployment rate of 5.8% and the creation of 214,000 jobs. Personal incomes rose, and fuel prices fell, giving consumers greater confidence and purchasing power.

Fed Remains Committed to Low Short-Term Rates

Despite falling long-term interest rates over the reporting period, yields of short-term U.S. Treasury obligations remained steady near zero percent. In addition, yield differences along the market’s maturity spectrum stayed relatively narrow.

4

Although the Fed ended its quantitative easing program on October 31, monetary policymakers reiterated that their target for short-term interest rates is likely to remain unchanged for “a considerable time.” In July, regulators issued changes to the rules governing prime money market funds, but the new regulations will not become effective until 2016.Therefore, the industry’s operations and asset flows have so far been relatively unaffected.

In this environment, and as we have for some time, we have maintained the fund’s weighted average maturity in a market-neutral position, and we have remained focused on U.S. Treasury securities with good liquidity characteristics. In our view, these remain prudent strategies until we see more solid evidence that short-term interest rates are poised to rise.

November 17, 2014

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Short-term corporate, asset-backed securities holdings and municipal securities holdings (as applicable), while rated in the highest rating category by one or more NRSROs (or unrated, if deemed of comparable quality by Dreyfus), involve credit and liquidity risks and risk of principal loss.

1 Annualized effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate.
2 Yields provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect that may be extended, terminated, or modified at any time. Had these expenses not been absorbed, the fund’s yields would have been lower, and in some cases, 7-day yields during the reporting period would have been negative absent the expense absorption.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in CitizensSelect Treasury Money Market Fund from May 1, 2014 to October 31, 2014. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended October 31, 2014

	Class A	Class B	Class C	Class D
Expenses paid per $1,000†	$.15	$.15	$.15	$.15
Ending value (after expenses)	$1,000.00	$1,000.00	$1,000.00	$1,000.00

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended October 31, 2014

	Class A	Class B	Class C	Class D
Expenses paid per $1,000†	$.15	$.15	$.15	$.15
Ending value (after expenses)	$1,025.05	$1,025.05	$1,025.05	$1,025.05

† Expenses are equal to the fund’s annualized expense ratio of .03% for Class A, .03% for Class B, .03% for Class
C and .03% for Class D, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS
October 31, 2014 (Unaudited)

	Annualized
	Yield on
	Date of	Principal
U.S. Treasury Bills—98.2%	Purchase (%)	Amount ($)	Value ($)
11/13/14	0.01	62,000,000	61,999,767
11/28/14	0.003	84,000,000	83,999,831
12/11/14	0.06	18,000,000	17,998,800
1/2/15	0.00	2,000,000	2,000,000
1/15/15	0.01	6,000,000	5,999,875
1/22/15	0.05	3,000,000	2,999,658
1/29/15	0.01	25,000,000	24,999,481
2/12/15	0.02	45,000,000	44,998,069
4/16/15	0.04	6,000,000	5,998,894
Total U.S. Treasury Bills
(cost $250,994,375)			250,994,375

U.S. Treasury Notes—1.9%
1/31/15
(cost $5,027,441)	0.03	5,000,000	5,027,441
Total Investments (cost $256,021,816)		100.1%	256,021,816
Liabilities, Less Cash and Receivables		(.1%)	(348,068)
Net Assets		100.0%	255,673,748

Portfolio Summary (Unaudited)†
	Value (%)		Value (%)
U.S. Treasury Bills	98.2	U.S. Treasury Notes	1.9
			100.1

† Based on net assets.
See notes to financial statements.

The Fund 7

STATEMENT OF ASSETS AND LIABILITIES
October 31, 2014 (Unaudited)

			Cost	Value
Assets ($):
Investments in securities—See Statement of Investments		256,021,816 256,021,816
Interest receivable				28,417
Due from The Dreyfus Corporation and affiliates—Note 2(d)				40,593
			256,090,826
Liabilities ($):
Cash overdraft due to Custodian				359,315
Due to Citizens—Note 2(d)				57,763
				417,078
Net Assets ($)			255,673,748
Composition of Net Assets ($):
Paid-in capital			255,673,814
Accumulated net realized gain (loss) on investments				(66)
Net Assets ($)			255,673,748

Net Asset Value Per Share
	Class A	Class B	Class C	Class D
Net Assets ($)	48,111,289	196,596,102	10,555,953	410,404
Shares Outstanding	48,111,823	196,595,868	10,555,700	410,423
Net Asset Value Per Share ($)	1.00	1.00	1.00	1.00

See notes to financial statements.

8

STATEMENT OF OPERATIONS
Six Months Ended October 31, 2014 (Unaudited)

Investment Income ($):
Interest Income	54,365
Expenses:
Management fee—Note 2(a)	176,488
Omnibus account services fees—Note 2(d)	176,488
Administrative service fees—Note 2(c)	169,925
Distribution fees—Note 2(b)	15,914
Legal fees—Note 2(a)	9,143
Trustees’ fees—Note 2(a,e)	1,117
Total Expenses	549,075
Less—reduction in expenses due to undertaking—Note 2(a)	(484,513)
Less—Legal fees reimbursed by the Manager—Note 2(a)	(9,143)
Less—Trustees’ fees reimbursed by the Manager—Note 2(a,e)	(1,117)
Net Expenses	54,302
Investment Income—Net	63
Net Realized Gain (Loss) on Investments—Note 1(b) ($)	1,994
Net Increase in Net Assets Resulting from Operations	2,057

See notes to financial statements.

The Fund 9

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	October 31, 2014	Year Ended
	(Unaudited)	April 30, 2014
Operations ($):
Investment income—net	63	133
Net realized gain (loss) on investments	1,994	(2,060)
Net Increase (Decrease) in Net Assets
Resulting from Operations	2,057	(1,927)
Dividends to Shareholders from ($):
Investment income—net:
Class A	(40)	(693)
Class B	(21)	(614)
Class C	(2)	(23)
Class D	—	(1)
Total Dividends	(63)	(1,331)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold:
Class A	296,131,909	725,466,031
Class B	226,313,579	206,630,333
Class C	32,787,587	30,092,643
Class D	1,601,758	912,945
Dividends reinvested:
Class A	—	8
Class B	2	49
Class C	—	4
Class D	—	1
Cost of shares redeemed:
Class A	(491,704,321)	(693,855,091)
Class B	(142,288,425)	(271,472,686)
Class C	(31,249,014)	(27,568,861)
Class D	(1,601,980)	(959,209)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(110,008,905)	(30,753,833)
Total Increase (Decrease) in Net Assets	(110,006,911)	(30,757,091)
Net Assets ($):
Beginning of Period	365,680,659	396,437,750
End of Period	255,673,748	365,680,659

See notes to financial statements.

10

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
October 31, 2014					Year Ended April 30,
Class A Shares	(Unaudited)		2014		2013		2012		2011		2010
Per Share Data ($):
Net asset value,
beginning of period	1.00		1.00		1.00		1.00		1.00		1.00
Investment Operations:
Investment income—net[a]	.000		.000		.000		.000		.000		.000
Distributions:
Dividends from
investment income—net[a]	(.000)		(.000)		(.000)		(.000)		(.000)		(.000)
Net asset value, end of period	1.00		1.00		1.00		1.00		1.00		1.00
Total Return (%)	.00	[b,c]	.00	[c]	.00	[c]	.00	[c]	.00	[c]	.01
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.21	[b]	.23		.22		.22		.20		.20
Ratio of net expenses
to average net assets	.03	[b]	.04		.09		.04		.14		.15
Ratio of net investment income
to average net assets	.00	[b,c]	.00	[c]	.00	[c]	.00	[c]	.00	[c]	.01
Net Assets, end of period
($ x 1,000)	48,111 243,683				212,074		239,240		233,640		273,891

a	Amount represents less than $.001 per share.
b	Annualized.
c	Amount represents less than .01%.

See notes to financial statements.

The Fund 11

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
October 31, 2014				Year Ended April 30,
Class B Shares	(Unaudited)		2014	2013	2012	2011	2010
Per Share Data ($):
Net asset value,
beginning of period	1.00		1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net[a]	.000		.000	.000	.000	.000	.000
Distributions:
Dividends from
investment income—net[a]	(.000)		(.000)	(.000)	(.000)	(.000)	(.000)
Net asset value, end of period	1.00		1.00	1.00	1.00	1.00	1.00
Total Return (%)[b]	.00	[c]	.00	.00	.00	.00	.00
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.46	[c]	.48	.47	.47	.45	.45
Ratio of net expenses
to average net assets	.03	[c]	.04	.09	.04	.14	.16
Ratio of net investment income
to average net assets[b]	.00	[c]	.00	.00	.00	.00	.00
Net Assets, end of period
($ x 1,000)	196,596		112,570	177,413	208,335	231,178	182,139

a	Amount represents less than $.001 per share.
b	Amount represents less than .01%.
c	Annualized.

See notes to financial statements.

12

Six Months Ended
October 31, 2014				Year Ended April 30,
Class C Shares	(Unaudited)		2014	2013	2012	2011	2010
Per Share Data ($):
Net asset value,
beginning of period	1.00		1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net[a]	.000		.000	.000	.000	.000	.000
Distributions:
Dividends from
investment income—net[a]	(.000)		(.000)	(.000)	(.000)	(.000)	(.000)
Net asset value, end of period	1.00		1.00	1.00	1.00	1.00	1.00
Total Return (%)[b]	.00	[c]	.00	.00	.00	.00	.00
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.71	[c]	.73	.72	.72	.70	.70
Ratio of net expenses
to average net assets	.03	[c]	.03	.09	.04	.14	.15
Ratio of net investment income
to average net assets[b]	.00	[c]	.00	.00	.00	.00	.00
Net Assets, end of period
($ x 1,000)	10,556		9,017	6,494	17,915	31,086	56,366

a	Amount represents less than $.001 per share.
b	Amount represents less than .01%.
c	Annualized.

See notes to financial statements.

The Fund 13

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
October 31, 2014					Year Ended April 30,
Class D Shares	(Unaudited)		2014		2013		2012		2011		2010
Per Share Data ($):
Net asset value,
beginning of period	1.00		1.00		1.00		1.00		1.00		1.00
Investment Operations:
Investment income—net[a]	.000		.000		.000		.000		.000		.000
Distributions:
Dividends from
investment income—net[a]	(.000)		(.000)		(.000)		(.000)		(.000)		(.000)
Net asset value, end of period	1.00		1.00		1.00		1.00		1.00		1.00
Total Return (%)[b]	.00	[c]	.00		.00		.00		.00		.00
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.11	[c]	1.13		1.12		1.12		1.10		1.10
Ratio of net expenses
to average net assets	.03	[c]	.04		.08		.05		.15		.12
Ratio of net investment income
to average net assets	—		.00	[b]	.00	[b]	.00	[b]	.00	[b]	.00	[b]
Net Assets, end of period
($ x 1,000)	410		411		457		10,673		2,048		6,591

a	Amount represents less than $.001 per share.
b	Amount represents less than .01%.
c	Annualized.

See notes to financial statements.

14

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

CitizensSelect Treasury Money Market Fund (the “fund”) is a separate, diversified series of CitizensSelect Funds (the “Company”). The Company is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company currently offering two series, including the fund. The fund’s investment objective is to seek as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary ofThe Bank of NewYork Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.The Company has entered into an Administrative Services Plan and Omnibus Account Services Agreement with Citizens Financial Group, Inc. (“Citizens”).

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold without a sales charge. Shares of the fund may not be purchased directly by individuals, although Citizens may purchase fund shares for accounts maintained by individuals. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class B, Class C and Class D. Class C and Class D shares are subject to a Distribution Plan adopted pursuant to Rule 12b-1 under the Act. Class B, Class C and Class D shares are subject to an Administrative Services Plan, and each class is subject to an Omnibus Account Services Agreement fee. The fund is sold exclusively to affiliates of Citizens and certain other institutions, acting for themselves, or in a fiduciary, advisory, agency, brokerage, custodial or similar capacity. Other differences between the classes include the services offered to and the expenses borne by each class, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Fund 15

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the Company’s Board of Trustees (the “Board”).

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly trans-

16

action between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

The Fund 17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The following is a summary of the inputs used as of October 31, 2014 in valuing the fund’s investments:

Short-Term
Valuation Inputs	Investments ($)†
Level 1—Unadjusted Quoted Prices	—
Level 2—Other Significant Observable Inputs	256,021,816
Level 3—Significant Unobservable Inputs	—
Total	256,021,816
† See Statement of Investments for additional detailed categorizations.

At October 31, 2014, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable pro visions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended October 31, 2014, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income

18

tax expense in the Statement of Operations. During the period ended October 31, 2014, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended April 30, 2014 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute.

The fund has an unused capital loss carryover available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to April 30, 2014.The fund has $2,060 of post-enactment short-term capital losses which can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal year ended April 30, 2014 was all ordinary income. The tax character of current year distributions will be determined at the end of the current fiscal year.

At October 31, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .10% of the value of the fund’s average daily net assets and is payable monthly. The Manager has agreed to pay all of the fund’s expenses except the management fee, taxes, brokerage fees, Rule 12b-1 Distribution Plan fees,

The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Administrative Services Plan fees, Omnibus Account Services Agreement fees,Trustees’ fees, fees and expenses of independent counsel of the fund and extraordinary expenses. In addition, the Manager has agreed to reduce its management fee in an amount equal to the Trustees’ fees and expenses of independent counsel of the fund. During the period ended October 31, 2014, fees reimbursed by the Manager amounted to $10,260.

The Manager has undertaken to waive receipt of the management fee and/or reimburse operating expenses in order to facilitate a daily yield at or above a certain level which may change from time to time.This undertaking is voluntary and not contractual, and may be terminated at any time. The reduction in expenses, pursuant to the undertaking, amounted to $484,513 during the period ended October 31, 2014.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C and Class D shares pay the Distributor for distributing, advertising and marketing their shares at an annual rate of .25% of the value of the average daily net assets of Class C shares and .65% of the value of the average daily net assets of Class D shares.The Distributor may pay all or a part of the fees paid pursuant to the Distribution Plan to Citizens or other approved institutions that have purchased Class C or Class D shares for the benefit of others.The fees payable under the Distribution Plan are payable without regard to actual expenses incurred. During the period ended October 31, 2014, Class C and Class D shares were charged $14,374 and $1,540, respectively, pursuant to the Distribution Plan.

(c) Under the Administrative Services Plan, Class B, Class C and Class D shares pay Citizens at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as providing reports and other fund communications to shareholders, withholding taxes, disbursing dividends and capital gain distributions, and providing statements for such distributions, administering proxies and such related services as the fund may reasonably request. During the period ended October 31, 2014, Class B, Class C

20

and Class D shares were charged $154,959, $14,374 and $592, respectively, pursuant to the Administrative Services Plan.

(d) Under the Omnibus Account Services Agreement, the fund pays Citizens at an annual rate of .10% of the value of its average daily net assets for the provision of certain services. The services may include aggregating and processing purchase and redemption requests, transmitting funds for the purchase of shares to the fund, transmitting redemption proceeds to redeeming beneficial owners of the shares, maintaining records of fund shares transactions, preparing shareholder statements and such other related services as the fund may reasonably request. During the period ended October 31, 2014, Class A, Class B, Class C and Class D shares were charged $108,530, $61,973, $5,748 and $237, respectively, pursuant to the Omnibus Account Services Agreement.

The components of “Due from The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $34,123 and Distribution Plan fees $2,591, which are offset against an expense reimbursement currently in effect in the amount of $77,307.

The components of “Due to Citizens” in the Statement of Assets and Liabilities consist of: Administrative Services Plan fees $36,606 and Omnibus Account Services Agreement fees $21,157.

(e) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Regulatory Developments:

On July 23, 2014, the SEC adopted amendments to the rules that govern money market mutual funds. In part, the amendments will require structural changes to most types of money market funds to one extent or another; however, the SEC provided for an extended two-year transition period to comply with such structural requirements. At this time, management is evaluating the reforms adopted and the manner for implementing these reforms over time and its impact on the financial statements.

The Fund 21

The fund will disclose daily, on www.dreyfus.com, the fund’s complete schedule of holdings as of the end of the previous business day. The schedule of holdings will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the date of the posted holdings.

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarter of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

Item 2.       Code of Ethics.

                  Not applicable.

Item 3.       Audit Committee Financial Expert.

                  Not applicable.

Item 4.       Principal Accountant Fees and Services.

                  Not applicable.

Item 5.       Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.       Investments.

(a)              Not applicable.

Item 7.       Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                  Not applicable.

Item 8.       Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.       Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                  Not applicable.  [CLOSED END FUNDS ONLY]

Item 10.     Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.     Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.     Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

CitizensSelect Funds

By:       Bradley J. Skapyak

            Bradley J. Skapyak,

            President

Date:    December 18, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       Bradley J. Skapyak

             Bradley J. Skapyak,

            President

Date:    December 18, 2014

By:       James Windels

            James Windels,

            Treasurer

Date:    December 18, 2014

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)